Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended	81 Months Ended
		Jan. 17, 2019	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000203678
Account Value [Line Items]
Line Graph and Table Measure Name				LSV Emerging Markets Equity Fund, Institutional Class Shares
Accumulated Value		$ 100,000	$ 102,800		$ 93,889	$ 128,042	$ 99,906	$ 121,273	$ 152,146	$ 201,325
C000203679
Account Value [Line Items]
Line Graph and Table Measure Name				LSV Emerging Markets Equity Fund, Investor Class Shares
Accumulated Value		10,000	10,290		9,372	12,751	9,923	12,009	15,048	19,849
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			MSCI Emerging Markets Index (USD) (NR)
Accumulated Value		100,000	105,599		114,313	133,701	92,218	102,177	128,044	163,786
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			MSCI Emerging Markets Index (USD) (NR)
Accumulated Value		$ 10,000	$ 10,560		$ 11,431	$ 13,370	$ 9,222	$ 10,218	$ 12,804	$ 16,379

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).